Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair Value Disclosure [Abstract]
Cash equivalents	$ 2,024,000
Certificates of deposit	1,462,000
Corporate debt securities	7,146,000
Total financial assets	10,632,000	$ 0
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents	2,024,000
Total financial assets	2,024,000
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Certificates of deposit	1,462,000
Corporate debt securities	7,146,000
Total financial assets	$ 8,608,000